Related Parties - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Cartesian Capital Group, LLC [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	Ultimate controlling party
Pangaea Two, LP [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	Intermediate holding company
Pangaea Two Acquisition Holdings XXIIA, Ltd. [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	Parent company
Tim Hortons Restaurants International GmbH [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	Shareholder of the Company
Pangaea Three Acquisition Holdings IV, Limited [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	A subsidiary of ultimate holding company and shareholder of the Company
TDL Group Corp [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	A subsidiary of shareholder of the company
Pangaea Data Tech (Shanghai) Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	A subsidiary of investor’s ultimate holding company
PLK APAC Pte. Ltd. [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	A subsidiary of shareholder of the company subsequent to June 28, 2024
Bobipai (Shanghai) Catering Management Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Related parties relationship	A subsidiary of shareholder of the company subsequent to June 28, 2024